Segments, Customers and Geographic Information - Schedule of Major Customer Data as a Percentage of Total Revenues (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Customer A [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues		51.00%	52.00%		49.00%
Customer B [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues	[1]	26.00%	24.00%		28.00%
Customer C [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues		11.00%		[2]	5.00%
Major Customer [Member]
Schedule of Major Customer Data as a Percentage of Total Revenues [Line Items]
Percentage of total revenues		88.00%	76.00%		82.00%

[1]	For the year ended December 31, 2024, operating both in Asia and EMEA.
[2]	Less than 1%.